Affiliated companies and other equity-method investees - Summary of Financial Information for Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 43,520,314		¥ 37,942,439
Total liabilities	40,967,101		35,623,456
Non-interest expenses	1,195,456		1,575,901		1,450,902
Net income (loss) attributable to the companies	213,591		107,234		11,583
JAFCO, NRI, NLB and NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,089,844	[1]	2,307,795	[1],[2]
Total liabilities	1,247,768	[1]	1,551,699	[1],[2]
Net revenues	947,213		143,193	[2]	161,209	[3]
Non-interest expenses	779,690		69,899	[2]	105,520	[3]
Net income (loss) attributable to the companies	87,261		48,706	[2]	31,007	[3]
Fortress [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets			203,332	[4]
Total liabilities			88,881	[4]
Net revenues	144,349	[4]	95,356	[4]	73,306	[4]
Non-interest expenses	89,338	[4]	73,956	[4]	166,006	[4]
Net income (loss) attributable to the companies	¥ 20,071	[4]	¥ 6,487	[4]	¥ (36,994)	[4]

[1]	NLB's assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2013 and 2014.
[2]	NREH is accounted for by the equity method from March 2013. NREH's assets and liabilities are included however Net revenues, Non-interest expenses and Net income attributable to NREH are not included.
[3]	For NLB, financial information while it was an affiliated company of Nomura is included.
[4]	Financial information for Fortress is as of its fiscal years ended December 31, 2011, 2012 and 2013, respectively. Nomura recognizes its share of Fortress's earnings on a three-month lag.